Debt Instruments Issued and Other Financial Liabilities - Schedule of composition of debt instruments issued and other financial liabilities (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Debt instruments issues	$ 6,907,380	$ 5,652,230
Financial instruments of regulatory capital issued	1,263,169	1,153,045
Total	$ 8,170,549	$ 6,805,275